CONTRACTS RECEIVABLE NET (Tables)	6 Months Ended
Jun. 30, 2021
CONTRACTS RECEIVABLE NET
Schedule of Contracts receivable
	June 30, 2021	December 31, 2020
	(Unaudited)
Contract receivable- “Smart Campus” related technological consulting services with Fuzhou Melbourne Polytechnic (“FMP”) (1)	$2,066,951	$3,730,203
Contract receivable- “Smart Campus” project maintenance and technical support fee with FMP	392,947	600,134
Contract receivable – Other “Smart Campus” related technological consulting services (2)	-	245,761
Financing component associated with FMP contract receivable (1)	61,238	135,465
Less: allowance for doubtful accounts	-	-
Total contracts receivable, net	2,521,136	4,711,563
Less: current portion of contract receivable	2,352,267	4,448,946
Contracts receivable, non-current	$168,869	$262,617

Schedule of contracted receivable from FMP 2019
2019 FMP Contract	Amount	Contracted payment due date
Contract receivable	$1,266,872
Maintenance fees	289,589
Total	1,556,461
Less current portion	1,387,592	By December 31, 2021
Non-current portion	$168,869	By December 31, 2022

Summary of revenue recognized for the year
	For the six months end June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Revenue from 2019 FMP “smart campus” contract	$-	$710,072
2017 FMP contract post-installation maintenance fee revenue	100,315	94,771
2019 FMP contract post-installation maintenance fee revenue	93,688	88,510
Total revenue from FMP “smart campus” contracts	$194,003	$893,353